Pension Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Benefits

Pension Benefits
a)Defined Contribution Pension Plans
With the exception of certain of the Company’s employees in Australia and Norway, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2016, 2015, and 2014, the amount of cost recognized for the Company’s defined contribution pension plans was $13.5 million, $15.2 million and $13.9 million, respectively.
b)Defined Benefit Pension Plans
The Company has a number of defined benefit pension plans (or the Benefit Plans) which primarily cover certain employees in Norway and Australia. As at December 31, 2016, approximately 65% of the defined benefit pension assets were held by the Norwegian plans and approximately 35% were held by the Australian plan. The pension assets in the Norwegian plans have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Company to the extent the provider honors its obligations.

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Change in benefit obligation:
Beginning balance	82,415	121,604
Service cost	5,372	7,726
Interest cost	2,270	2,532
Contributions by plan participants	99	365
Actuarial (gain) loss	(2,943)	(9,165)
Benefits paid	(7,979)	(9,651)
Plan settlements and amendments	(34,725)	(14,891)
Foreign currency exchange rate changes	893	(16,001)
Other	(95)	(104)
Ending balance	45,307	82,415
Change in fair value of plan assets:
Beginning balance	73,075	97,158
Actual return on plan assets	664	2,221
Contributions by the employer	5,517	7,858
Contributions by plan participants	99	365
Benefits paid	(7,974)	(9,646)
Plan settlements and amendments	(28,887)	(11,420)
Plan assets assumed on acquisition	—	203
Foreign currency exchange rate changes	726	(13,096)
Other	(445)	(568)
Ending balance	42,775	73,075
Funded status deficiency	(2,532)	(9,340)
Amounts recognized in the balance sheets:
Other long-term liabilities	2,532	9,340
Accumulated other comprehensive loss:
Net actuarial losses (1)	(13,775)	(17,374)

(1)	As at December 31, 2016, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2016 is $0.5 million.

As of December 31, 2016 and 2015, the accumulated benefit obligations for the Benefit Plans were $38.9 million and $67.1 million, respectively. The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2016 $	December 31, 2015 $
Benefit obligation	29,737	61,124
Fair value of plan assets	26,296	50,517
Accumulated benefit obligation	828	1,821
Fair value of plan assets	—	925

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Net periodic pension cost:
Service cost	5,372	7,726	8,800
Interest cost	2,270	2,532	4,975
Expected return on plan assets	(2,718)	(2,895)	(5,333)
Amortization of net actuarial loss	469	1,538	7,148
Plan settlement	(3,899)	(140)	(3,332)
Other	445	568	557
Net cost	1,939	9,329	12,815

The components of other comprehensive income (loss) relating to the Plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Other comprehensive income (loss):
Net gain (loss) arising during the period	7,035	13,288	(14,954)
Amortization of net actuarial loss	469	1,538	7,148
Plan settlement	(3,905)	(140)	(3,332)
Total income (loss)	3,599	14,686	(11,138)

The Company estimates that it will make contributions into the Benefit Plans of $2.4 million during 2017. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2017	2,497
2018	2,156
2019	2,098
2020	2,123
2021	2,129
2021 – 2025	11,908
Total	22,911

The fair value of the plan assets, by category, as of December 31, 2016 and 2015 were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Pooled Funds	28,012	52,150
Mutual Funds
Equity investments	7,972	11,089
Debt securities	1,772	2,512
Real estate	1,919	2,929
Cash and money market	1,181	1,674
Other	1,919	2,720
Total	42,775	73,075

(1)
The Company does not control the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.

(2)
The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (56%) with moderate to high volatility and some defensive assets (44%).

The investment strategy for all plan assets is generally to actively manage a portfolio that is diversified among asset classes, markets and regions. Certain of the investment funds do not invest in companies that do not meet certain socially responsible investment criteria. In addition to diversification, other risk management strategies employed by the investment funds include gradual implementation of portfolio adjustments and hedging currency risks.

The Company’s plan assets are primarily invested in commingled funds holding equity and debt securities, which are valued using the net asset value (or NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding. Commingled funds are classified within Level 2 of the fair value hierarchy as the NAVs are not publicly available.

The Company has a pension committee that is comprised of various members of senior management. Among other things, the Company’s pension committee oversees the investment and management of the plan assets, with a view to ensuring the prudent and effective management of such plans. In addition, the pension committee reviews investment manager performance results annually and approves changes to the investment managers.

The weighted average assumptions used to determine benefit obligations at December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Discount rates	2.9%	3.0%
Rate of compensation increase	2.5%	3.4%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Discount rates	2.9%	3.0%	2.9%
Rate of compensation increase	2.5%	3.4%	4.2%
Expected long-term rates of return	4.2%	4.0%	4.0%

(1)
To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.